Significant Accounting Policies - Research and Development Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expense
Research, development and related expenses	$ 1,870	$ 1,764	$ 1,757
Research and development expense	$ 1,352	$ 1,248	$ 1,220